Fair Values Of FCI's Pension Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	$ 2,800	$ 2,556	$ 2,319	$ 1,925
FCI
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	1,803	1,605
FCI | Guaranteed interest contract | Kyobo Life Insurance Co. Ltd.
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	823	730
FCI | Fixed Deposit | Industrial Bank of Korea
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	$ 980	$ 875